Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of other non-current assets
The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2023	2022
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 15)	134	135
Investments	39	35
Other	122	82
Total other non-current assets	295	252

Summary of non-current investments
The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2023	2022
Investments	€ million	€ million
Investments accounted using equity method	35	33
Financial assets at fair value through other comprehensive income	4	2
Total investments	39	35